Credit Risk - Measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2023	Dec. 31, 2022
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1300.00%	1090.00%
Upside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.10%	13.90%
Upside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.00%
Upside 2 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.90%	14.10%
Upside 2 | GDP | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.50%
Upside 2 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 2 | Unemployment | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.80%	37.80%
Upside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.60%
Upside 2 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.60%	35.00%
Upside 2 | HPI | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	6.20%
Upside 2 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.50%
Upside 2 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.50%
Upside 2 | Federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.10%
Upside 2 | Federal funds rate | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2470.00%	2310.00%
Upside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	9.40%
Upside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.20%
Upside 1 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.90%	9.60%
Upside 1 | GDP | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.10%
Upside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.60%
Upside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1 | Unemployment | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Upside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.60%	21.00%
Upside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.90%
Upside 1 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.20%	27.50%
Upside 1 | HPI | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	5.00%
Upside 1 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.50%
Upside 1 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	2.90%
Upside 1 | Federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.10%
Upside 1 | Federal funds rate | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.10%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4020.00%	3940.00%
Baseline | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	1.40%
Baseline | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	1.40%
Baseline | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.30%
Baseline | GDP | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.30%
Baseline | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.40%
Baseline | Unemployment | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.40%
Baseline | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.20%
Baseline | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.20%
Baseline | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.80%
Baseline | HPI | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.80%
Baseline | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.50%
Baseline | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.50%
Baseline | Federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Baseline | Federal funds rate | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1520.00%	1760.00%
Downside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.70%)	(3.20%)
Downside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.70%
Downside 1 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.30%)	(2.50%)
Downside 1 | GDP | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.70%
Downside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.60%
Downside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	5.40%
Downside 1 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	6.70%
Downside 1 | Unemployment | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	5.50%
Downside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(25.20%)	(17.90%)
Downside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(2.60%)
Downside 1 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.30%)	3.70%
Downside 1 | HPI | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	2.50%
Downside 1 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.30%
Downside 1 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.70%
Downside 1 | Federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.00%
Downside 1 | Federal funds rate | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	690.00%	900.00%
Downside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.90%)	(6.80%)
Downside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.30%)	0.00%
Downside 2 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.20%)	(6.30%)
Downside 2 | GDP | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	0.00%
Downside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.50%
Downside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	6.70%
Downside 2 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.80%	8.60%
Downside 2 | Unemployment | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	6.70%
Downside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(41.50%)	(35.00%)
Downside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(7.60%)	(6.40%)
Downside 2 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.10%)	0.20%
Downside 2 | HPI | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	1.20%
Downside 2 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	8.00%
Downside 2 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	5.80%
Downside 2 | Federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.00%
Downside 2 | Federal funds rate | US | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.20%